Changes in capital accounts, textuals (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	May. 05, 2015	Dec. 31, 2012
Compensation Related Costs, Share-based Payments [Abstract]
Equity incentive plan, number of shares reserved				5,000,000	2,392,198
Equity incentive plan, number of shares available for grant	1,032,502
Equity incentive plan, expiration date	May 05, 2025
Restricted common stock, award vesting period	3 years
Compensation cost on restricted stock awards	$ 928	$ 341	$ 371
Unrecognized cost for restricted stock awards	$ 1,797	$ 1,049
Period for recognition for unrecognized compensation cost	1 year 27 days